Schedule of investments
Macquarie Systematic Emerging Markets Equity Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.76%♣
Communication Services — 14.20%
Bharti Airtel	328,975	$ 7,708,817
China United Network Communications Class A	1,392,900	1,038,041
LG Uplus	220,885	2,340,438
MTN Group	194,360	1,546,207
NetEase	900,600	24,207,364
Sitios Latinoamerica †	1	0
SK Telecom	236,468	9,934,600
Tencent Holdings	698,720	44,771,771
Turkcell Iletisim Hizmetleri	2,263,001	5,464,587
		97,011,825
Consumer Discretionary — 13.36%
Alibaba Group Holding	1,332,900	18,643,739
Bajaj Auto	32,403	3,164,733
Geely Automobile Holdings	3,419,000	6,951,285
Hero MotoCorp	172,925	8,543,616
Hyundai Motor	19,784	2,983,139
JD.com Class A	382,161	6,226,587
Kia	173,398	12,449,812
Maruti Suzuki India	23,106	3,340,886
Meituan Class B 144A #, †	611,412	9,759,288
Naspers Class N	20,406	6,357,232
Pop Mart International Group 144A #	327,000	11,105,574
Vipshop Holdings ADR	119,041	1,791,567
		91,317,458
Consumer Staples — 2.55%
Ambev	3,131,497	7,660,009
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	101,548	2,717,025
JBS BDR †	343,204	4,999,195
Kweichow Moutai Class A	1	197
Wuliangye Yibin Class A	122,161	2,027,066
		17,403,492
Energy — 2.82%
Coal India	2,520,034	11,517,343
LUKOIL PJSC =	276,569	0
Oil and Natural Gas	965,171	2,748,419
Petroleo Brasileiro	318,171	1,991,094
Shaanxi Coal Industry Class A	695,000	1,866,136
United Tractors	879,700	1,162,277
		19,285,269
Financials — 22.06%
Agricultural Bank of China Class A	7,494,900	6,150,305
Axis Bank	147,558	2,063,334
Banco do Brasil	1,058,408	4,318,880
Bank Central Asia	12,106,200	6,468,820
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Bank of China Class A	6,168,879	$ 4,838,337
Bank of China Class H	32,497,000	18,877,358
Bank Rakyat Indonesia Persero	11,247,200	2,590,978
BB Seguridade Participacoes	1,007,004	6,648,365
Cathay Financial Holding	2,118,000	4,553,280
China Construction Bank Class A	3,020,500	3,979,279
China Construction Bank Class H	14,375,000	14,503,277
China Taiping Insurance Holdings	1,322,000	2,576,653
Dubai Islamic Bank PJSC	757,491	1,870,730
FirstRand	2,648,052	11,321,390
HDFC Bank	90,931	2,122,183
ICICI Bank	1,496,842	25,234,773
Industrial and Commercial Bank of China Class H	12,798,000	10,140,646
KB Financial Group	78,074	6,415,535
Krung Thai Bank	5,003,100	3,278,072
Powszechna Kasa Oszczednosci Bank Polski	387,173	8,082,150
Qifu Technology ADR	81,565	3,536,658
Saudi National Bank	120,000	1,155,686
Sberbank of Russia PJSC =	4,129,544	0
		150,726,689
Healthcare — 0.85%
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	1,950,939
Sun Pharmaceutical Industries	196,396	3,837,462
		5,788,401
Industrials — 7.40%
Bharat Electronics	1,243,727	6,112,767
Eva Airways	5,790,000	7,908,428
HD Korea Shipbuilding & Offshore Engineering	40,056	10,862,845
Hindustan Aeronautics	33,672	1,912,032
JD Logistics 144A #, †	2,507,400	4,197,127
Weichai Power Class A	2,565,394	5,506,351
Yang Ming Marine Transport	3,557,000	8,657,494
Yutong Bus Class A	1,555,800	5,397,696
		50,554,740
Information Technology — 28.44%
Accton Technology	155,000	3,873,408
Asustek Computer	260,000	5,731,891
HCL Technologies	322,033	6,490,978
Hon Hai Precision Industry	1,940,000	10,692,181
Infosys	813,976	15,203,204
Lenovo Group	516,000	619,204
MediaTek	362,879	15,527,822
Novatek Microelectronics	333,000	6,212,687
Realtek Semiconductor	624,000	12,111,735
NQ- IV9630 [0625] 0825 (4730784)    1

Schedule of investments
Macquarie Systematic Emerging Markets Equity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Samsung Electronics	365,690	$ 16,203,514
SK Hynix	22,979	4,971,746
Taiwan Semiconductor Manufacturing	2,243,404	81,405,184
Tata Consultancy Services	347,305	14,020,171
Xiaomi Class B 144A #, †	163,800	1,250,939
		194,314,664
Materials — 1.99%
Harmony Gold Mining	220,666	3,051,401
Jiangxi Copper Class A	913,500	2,986,994
Shandong Nanshan Aluminum Class A	5,799,100	3,099,651
Tata Steel	1,332,556	2,482,383
Vale	204,603	1,984,609
		13,605,038
Real Estate — 2.09%
Emaar Development PJSC	2,039,514	7,496,988
Emaar Properties PJSC	1,841,151	6,817,964
		14,314,952
Total Common Stocks (cost $474,460,220)		654,322,528

Preferred Stock — 1.76%
Energy — 1.76%
Petroleo Brasileiro 10.63% ω	2,088,474	12,058,573
Total Preferred Stock (cost $10,463,934)		12,058,573

Short-Term Investments — 2.89%
Money Market Mutual Funds — 2.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	4,936,098	4,936,098
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,936,099	4,936,099
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	4,936,099	4,936,099
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	4,936,099	$ 4,936,099
Total Short-Term Investments (cost $19,744,395)		19,744,395

Total Value of Securities—100.41% (cost $504,668,549)		686,125,496
Liabilities Net of Receivables and Other Assets—(0.41%)		(2,803,072)
Net Assets Applicable to 32,046,645 Shares Outstanding—100.00%		$683,322,424
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $26,312,928, which represents 3.85% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
BDR – Brazilian Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

2    NQ- IV9630 [0625] 0825 (4730784)